RELATED PARTY TRANSACTIONS (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012
Number of Underlying Shares, Outstanding, Beginning balance (in shares)	608,000
Number of Underlying Shares, Granted (in shares)	447,757
Number of Underlying Shares, Expired (in shares)	0
Number of Underlying Shares, Forfeited (in shares)	(3,621)
Number of Underlying Shares, Outstanding, Ending balance (in shares)	1,051,636
Number of Underlying Shares, Exercisable (in shares)	531,095
Number of Underlying Shares, Vested and expected to vest (in shares)	1,048,845	[1]
Weighted-Average Exercise Price Per Share, Outstanding, Beginning balance (in dollars per share)	$ 3.41
Weighted-Average Exercise Price Per Share, Granted (in dollars per share)	$ 4.26
Weighted-Average Exercise Price Per Share, Expired (in dollars per share)	$ 0
Weighted-Average Exercise Price Per Share, Forfeited (in dollars per share)	$ 1.25
Weighted-Average Exercise Price Per Share, Outstanding, Ending balance (in dollars per share)	$ 3.78
Weighted-Average Exercise Price Per Share, Exercisable (in dollars per share)	$ 3.28
Weighted-Average Exercise Price Per Share, Vested and expected to vest (in dollars per share)	$ 3.78	[1]
Weighted-Average Contractual Life Remaining in Years, Outstanding	7 years 1 month 13 days
Weighted-Average Contractual Life Remaining in Years, Exercisable	5 years 7 months 20 days
Weighted-Average Contractual Life Remaining in Years, Vested and expected to vest	7 years 1 month 13 days	[1]

[1]	Includes vested shares and unvested shares after a forfeiture rate is applied.